Changes in non-cash working capital increase (decrease) (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Detailed Information About Changes In Non-cash Working Capital Increase Decrease [Abstract]
Summary of Changes in Non-cash Working Capital (Increase) Decrease

	Year ended December 31
	2024	2023
Accounts receivable	$(18.0)	$12.6
Prepaid expenses and other	(1.3)	(2.1)
Accounts payable, accrued liabilities and other non-current liabilities (1)	(20.4)	2.6
	(39.7)	13.1
Operating activities	(35.7)	13.6
Investing activities	(4.0)	(0.5)
	$(39.7)	$13.1
(1)
Includes share-based compensation plans.